Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2013
Entity Registrant Name	dei_EntityRegistrantName	COPLEY FUND INC /NV/
Entity Central Index Key	dei_EntityCentralIndexKey	0000721291
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2013
Prospectus Date	rr_ProspectusDate	Jun. 28, 2013
COPLEY FUND INC /NV/ (Prospectus Summary) | COPLEY FUND INC /NV/ | COPLEY FUND INC /NV/
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COPLX